Investments (Tables)	12 Months Ended
Dec. 31, 2019
Investments, Debt and Equity Securities [Abstract]
Schedule of investments

Name	Subscribed capital contributions (RMB: Thousand)	Actual capital contributions (RMB: Thousand)	Shareholding Ratio (%)
Mi Yufeng	4,000	1,000	40%
Feng Ruicong	3,000	750	30%
Wang Jingbei	3,000	750	30%
Total	10.000	2.500	100%

Name	Subscribed capital contributions (RMB: Thousand)	Actual capital contributions (RMB: Thousand)	Shareholding Ratio (%)
Mi Yufeng	4,000	1,000	32%
Feng Ruicong	3,000	750	24%
Wang Jingbei	3,000	750	24%
AGM Beijing	2,500	2.500	20%
Total	12,500	5,000	100%